Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 436.8	$ 394.3
Less accumulated depreciation	(189.2)	(160.2)
Property and equipment, net	247.6	234.1
Depreciation expense	38.3	36.0	32.3
Land
Property Plant And Equipment [Line Items]
Property and equipment, gross	20.2	17.7
Buildings and improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	159.2	147.0
Equipment and computer software
Property Plant And Equipment [Line Items]
Property and equipment, gross	252.4	225.8
Capital additions in process
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 5.0	$ 3.8